Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

Note 16. Related Party Transactions

In connection with the Connolly iHealth Merger, a preliminary liability of $21,291 was recorded in accounts payable and accrued other expenses on the Consolidated Balance Sheets as of December 31, 2014 for payments due to the former stockholders of iHealth Technologies. See Note 4 for more information regarding the Connolly iHealth Merger. These amounts were finalized during 2015 and $22,270 was paid to the former stockholders of iHealth Technologies in September 2015.